Consolidated companies and businesses acquired and divested (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated companies and businesses acquired and divested [Abstract]
Summary of Most Significant Companies Disposed
Most significant companies disposed in 2021
in EUR million
Makelaarsland
BV & Above BV
ING Austria Retail
Banking
Total divested
Sales Proceeds
Sales proceeds 29 29
Non-cash proceeds
Cash proceeds 29 29
Cash outflow / inflow on disposal 29 29
Assets
Cash assets 3 3
Loans and advances to customers 0 1,404 1,404
Amounts due from banks 378 378
Miscalleneous other assets 0 8 8
Liabilities
Customer deposits and other funds on deposit 1,725 1,725
Miscallaneous other liabilities 1 8 9
Net assets 3 56 58
% disposed 100% 100%
Net assets disposed 3 56 58
Result on disposal -3 -26 -29